Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information
The Corporation is a financial holding company headquartered in Newark, Ohio. Prior to February 16, 2012, the operating segments for the Corporation were its two chartered bank subsidiaries, PNB (headquartered in Newark, Ohio) and Vision(headquartered in Panama City, Florida). On February 16, 2012, Vision sold certain assets and liabilities to Centennial (See Note 3 of these Notes to Consolidated Financial Statements). Promptly following the closing of the transaction, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation. The Florida Corporation merged with and into a wholly-owned non-bank subsidiary of Park, SEPH, with SEPH being the surviving entity. The closing of this transaction prompted Park to add SEPH as a reportable segment. Additionally, due to the increased significance of the entity, GFSC was added as a reportable segment in the first quarter of 2012.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as: (i) discrete financial information is available for each operating segment and (ii) the segments are aligned with internal reporting to Park’s Chief Executive Officer, who is the chief operating decision maker.

Operating results for the year ended December 31, 2013 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$210,781	$—	$8,741	$(1,325)	$2,828	$221,025
Provision for (recovery of) loan losses	14,039	—	1,175	(11,799)	—	3,415
Other income	70,841	—	11	1,956	469	73,277
Other expense	165,665	—	3,133	12,211	7,520	188,529
Income (loss) before taxes	101,918	—	4,444	219	(4,223)	102,358
Income taxes (benefit)	26,324	—	1,556	77	(2,826)	25,131
Net income (loss)	$75,594	$—	$2,888	$142	$(1,397)	$77,227
Balances at December 31, 2013
Assets	$6,524,098	$—	$47,115	$72,781	$(5,647)	$6,638,347
Loans	4,559,406	—	47,228	38,014	(24,143)	4,620,505
Deposits	4,896,405	—	7,159	—	(113,570)	4,789,994

Operating results for the year ended December 31, 2012 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$221,758	$—	$9,156	$(341)	$4,742	$235,315
Provision for loan losses	16,678	—	859	17,882	—	35,419
Other income	70,739	—	—	21,431	233	92,403
Other expense	156,516	—	2,835	22,032	6,585	187,968
Income (loss) before taxes	119,303	—	5,462	(18,824)	(1,610)	104,331
Income taxes (benefit)	32,197	—	1,912	(6,603)	(1,805)	25,701
Net income (loss)	$87,106	$—	$3,550	$(12,221)	$195	$78,630
Balances at December 31, 2012
Assets	$6,502,579	$—	$49,926	$104,428	$(14,130)	$6,642,803
Loans	4,369,173	—	50,082	59,178	(28,111)	4,450,322
Deposits	4,814,107	—	8,358	—	(106,433)	4,716,032

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$236,282	$27,078	$8,693	$(974)	$2,155	$273,234
Provision for loan losses	30,220	31,052	2,000	—	—	63,272
Other income (loss)	90,982	6,617	—	(3,039)	350	94,910
Other expense	146,235	31,379	2,506	1,082	7,115	188,317
Income (loss) before taxes	150,809	(28,736)	4,187	(5,095)	(4,610)	116,555
Income taxes (benefit)	43,958	(6,210)	1,466	(1,784)	(3,015)	34,415
Net income (loss)	$106,851	$(22,526)	$2,721	$(3,311)	$(1,595)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$46,682	$34,989	$(42,108)	$6,972,245
Assets held for sale (1)	—	382,462	—	—	—	382,462
Loans	4,172,424	123,883	47,111	—	(26,319)	4,317,099
Deposits	4,611,646	32	8,013	—	(154,577)	4,465,114
Liabilities held for sale (2)	—	536,186	—	—	—	536,186

(1)	The assets held for sale represent the loans and other assets at Vision that were sold in the first quarter of 2012.

(2)	The liabilities held for sale represent the deposits and other liabilities at Vision that were sold in the first quarter of 2012.
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2013
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$218,197	$7,315	$173,694	$27,957	$6,643,994	$4,903,564
Elimination of intersegment items	8,659	—	—	—	(30,369)	(113,570)
Parent Co. totals - not eliminated	(5,831)	—	7,520	(2,826)	24,722	—
Totals	$221,025	$7,315	$181,214	$25,131	$6,638,347	$4,789,994

	2012
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$230,573	$6,954	$174,429	$27,506	$6,656,933	$4,822,465
Elimination of intersegment items	8,558	—	—	—	(35,639)	(106,433)
Parent Co. totals - not eliminated	(3,816)	—	6,585	(1,805)	21,509	—
Totals	$235,315	$6,954	$181,014	$25,701	$6,642,803	$4,716,032

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$271,079	$7,583	$173,619	$37,430	$7,014,353	$4,619,691
Elimination of intersegment items	4,492	—	—	—	(63,243)	(154,577)
Parent Co. totals - not eliminated	(2,337)	—	7,115	(3,015)	21,135	—
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114